Investments Gross Unrealized losses by Major Security (Detail) $ in Millions	Dec. 31, 2020 USD ($) security	Dec. 31, 2019 USD ($) security
Number of Securities
Total | security	133	307
Less than 12 Months | security	64	217
12 Months or Greater | security	69	90
Fair Value
Total	$ 2,981.5	$ 8,761.3
Less than 12 Months	2,017.1	8,038.3
12 Month or Greater	964.4	723.0
Gross Unrealized Losses
Total	17.3	57.6
Less than 12 Months	4.9	53.8
12 Months or Greater	$ 12.4	$ 3.8
U.S. government obligations
Number of Securities
Total | security	9	23
Less than 12 Months | security	9	19
12 Months or Greater | security	0	4
Fair Value
Total	$ 1,511.0	$ 5,152.4
Less than 12 Months	1,511.0	5,057.2
12 Month or Greater	0.0	95.2
Gross Unrealized Losses
Total	3.7	43.7
Less than 12 Months	3.7	43.6
12 Months or Greater	$ 0.0	$ 0.1
State and local government obligations
Number of Securities
Total | security	30	67
Less than 12 Months | security	30	52
12 Months or Greater | security	0	15
Fair Value
Total	$ 208.7	$ 314.3
Less than 12 Months	208.7	287.5
12 Month or Greater	0.0	26.8
Gross Unrealized Losses
Total	0.7	2.7
Less than 12 Months	0.7	2.6
12 Months or Greater	$ 0.0	$ 0.1
Corporate debt securities
Number of Securities
Total | security	7	16
Less than 12 Months | security	7	12
12 Months or Greater | security	0	4
Fair Value
Total	$ 129.4	$ 247.6
Less than 12 Months	129.4	191.4
12 Month or Greater	0.0	56.2
Gross Unrealized Losses
Total	0.1	0.5
Less than 12 Months	0.1	0.5
12 Months or Greater	$ 0.0	$ 0.0
Residential mortgage-backed securities
Number of Securities
Total | security	21	41
Less than 12 Months | security	0	12
12 Months or Greater | security	21	29
Fair Value
Total	$ 44.4	$ 292.8
Less than 12 Months	0.0	163.7
12 Month or Greater	44.4	129.1
Gross Unrealized Losses
Total	0.9	2.0
Less than 12 Months	0.0	0.9
12 Months or Greater	$ 0.9	$ 1.1
Commercial mortgage-backed securities
Number of Securities
Total | security	43	98
Less than 12 Months | security	9	79
12 Months or Greater | security	34	19
Fair Value
Total	$ 893.3	$ 1,742.4
Less than 12 Months	93.6	1,400.0
12 Month or Greater	799.7	342.4
Gross Unrealized Losses
Total	10.0	6.0
Less than 12 Months	0.3	5.3
12 Months or Greater	$ 9.7	$ 0.7
Other asset-backed securities
Number of Securities
Total | security	22	61
Less than 12 Months | security	9	43
12 Months or Greater | security	13	18
Fair Value
Total	$ 183.7	$ 1,000.6
Less than 12 Months	74.4	938.5
12 Month or Greater	109.3	62.1
Gross Unrealized Losses
Total	0.5	1.4
Less than 12 Months	0.1	0.9
12 Months or Greater	$ 0.4	$ 0.5
Redeemable preferred stocks
Number of Securities
Total | security	1	1
Less than 12 Months | security	0	0
12 Months or Greater | security	1	1
Fair Value
Total	$ 11.0	$ 11.2
Less than 12 Months	0.0	0.0
12 Month or Greater	11.0	11.2
Gross Unrealized Losses
Total	1.4	1.3
Less than 12 Months	0.0	0.0
12 Months or Greater	$ 1.4	$ 1.3